Employee Benefit Expenses (Including Directors' Emoluments) Directors' Emoluments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		$ 1,090	$ 1,081	$ 1,060
Key management personnel compensation, salaries		6,125	5,732	2,724
Key management personnel compensation, discretionary bonuses	[1]	3,302	1,635
Key management personnel compensation, pension costs		240	237	136
Key management personnel compensation, other benefits	[2]	8,448	2,183	2,832
Key management personnel compensation		19,205	10,868	6,752
Executive Directors [Member] | Wong Ying Wai [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, salaries		3,001	3,000	2,724
Key management personnel compensation, discretionary bonuses	[1]	1,501	750
Key management personnel compensation, pension costs		150	150	136
Key management personnel compensation, other benefits	[2]	4,577	1,020	2,832
Key management personnel compensation		9,229	4,920	5,692
Executive Directors [Member] | Chum Kwan Lock, Grant [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, salaries	[3]	3,124	2,732
Key management personnel compensation, discretionary bonuses	[1],[3]	1,801	885
Key management personnel compensation, pension costs	[3]	90	87
Key management personnel compensation, other benefits	[2],[3]	3,871	1,163
Key management personnel compensation	[3]	8,886	4,867
Non-Executive Directors [Member] | Charles Daniel Forman [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		200	200	200
Key management personnel compensation		200	200	200
Independent Non-Executive Directors [Member] | Chiang Yun [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		230	221	200
Key management personnel compensation		230	221	200
Independent Non-Executive Directors [Member] | Victor Patrick Hoog Antink [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		230	230	230
Key management personnel compensation		230	230	230
Independent Non-Executive Directors [Member] | Steven Zygmunt Strasser [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		230	230	230
Key management personnel compensation		230	230	230
Independent Non-Executive Directors [Member] | Kenneth Patrick Chung [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		200	200	200
Key management personnel compensation		$ 200	$ 200	$ 200

[1]	The discretionary bonuses for the years ended December 31, 2022 and 2021 were in relation to services in the respective years, and were determined by reference to the individual performance of the Directors and the Chief Executives and the Group’s performance, and approved by the Remuneration Committee.
[2]	Other benefits mainly include the share options and restricted share units under the Equity Award Plan, accommodation, meals, home visit travel costs and medical insurance. The value of the share options and restricted share units granted to the Directors represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.
[3]	Chum Kwan Lock, Grant was appointed as the Executive Director of the Company with effect from January 7, 2021.